ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

GulfSlope Energy, Inc. (the “Company,” “GulfSlope,” and words of similar import), a Delaware corporation, is an independent crude oil and natural gas exploration and production company whose interests are concentrated in the United States Gulf of Mexico (“GOM”) federal waters offshore Louisiana. The Company currently has under lease fourteen federal Outer Continental Shelf blocks (referred to as “prospect,” “portfolio” or “leases” in this Report).

As of March 31, 2019, GulfSlope has no production or proved reserves.